The Glenmede Fund, Inc.
Philadelphia International Fund
International Portfolio
Supplement dated September 7, 2010 to the
Prospectuses dated February 28, 2010
and the
Statement of Additional Information
dated February 28, 2010
Stephen Dolce has replaced Peter O’Hara as a member of the portfolio management team that advises the Philadelphia International Fund and sub-advises the International Portfolio. All references to Peter O’Hara as a member of the portfolio management team are hereby deleted and replaced with Stephen Dolce, where applicable. The following biographical information on Stephen Dolce is hereby added to the applicable prospectuses:
     Stephen Dolce, CFA, Portfolio Manager of Philadelphia International Advisors LP (“Philadelphia International”) has been employed by Philadelphia International as a portfolio manager since 2007. Prior to joining Philadelphia International, Mr. Dolce was employed at DuPont Capital Management for over ten years where he served as a Senior International Equity Analyst, Sector Portfolio Manager, and Global Equity Trader.
Additionally, the information in the Statement of Additional Information under the title “Portfolio Managers” in the table of “certain types of other portfolios and/or accounts” on page 44 as it relates to Philadelphia International Advisor LP is hereby deleted and replaced with the following information:
     As of July 31, 2010, the Portfolio Managers were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

				Number of
				Accounts	Total Assets
				Managed with	Managed with
Philadelphia		Number of		Performance-	Performance-
International		Accounts	Total Assets	Based	Based
Advisors LP	Type of Accounts	Managed	Managed	Advisory Fees	Advisory Fees
Andrew Williams	Registered Investment Companies	2	360,609,921	0	0
	Other Pooled Investment Vehicles	2	429,168,562	0	0
	Other Accounts	85	4,759,549,606	3	135,371,376

Robert Benthem de Grave	Registered Investment Companies	2	360,609,921	0	0
	Other Pooled Investment Vehicles	2	429,168,562	0	0
	Other Accounts	85	4,759,549,606	3	135,371,376

Frederick Herman	Registered Investment Companies	2	360,609,921	0	0
	Other Pooled Investment Vehicles	2	429,168,562	0	0
	Other Accounts	85	4,759,549,606	3	135,371,376

Stephen Dolce	Registered Investment Companies	2	360,609,921	0	0
	Other Pooled Investment Vehicles	2	429,168,562	0	0
	Other Accounts	85	4,759,549,606	3	135,371,376

The information in the Statement of Additional Information under the title “Portfolio Managers” in the table of “equity securities beneficially owned by each Portfolio Manager” on page 45 as it relates to Philadelphia International Advisors LP, the International Portfolio and the Philadelphia International Fund is hereby deleted and replaced with the following information:
     The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Portfolio(s) that he or she manages as of July 31, 2010:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
International Portfolio
Andrew Williams	None
Robert Benthem de Grave	None
Frederick Herman	None
Stephen Dolce	None
Philadelphia International Fund
Andrew Williams	100,001-500,000
Robert Benthem de Grave	100,001-500,000
Frederick Herman	100,001-500,000
Stephen Dolce	10,001-50,000